Post-Retirement Obligation	12 Months Ended
Dec. 31, 2017
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Post-Retirement Obligation
23.	POST-RETIREMENT OBLIGATION

The Forluz Pension plan (a Supplementary retirement pension plan)

Cemig is a sponsor of Forluz – Forluminas Social Security Foundation, a non-profit legal entity whose object is to provide its associates and participants and their dependents with a finance income to complement retirement and pension, in accordance with the pension plan that they are subscribed in.

Forluz makes the following supplementary pension benefit plans available to its participants:

Mixed Benefit Plan (‘Plan B’): This plan operates as a defined-contribution plan in the fund accumulation phase for retirement benefits for normal time of service, and as a defined-benefit plan for disability or death of participants still in active employment, and for receipt of benefits for time of contribution. The Sponsors match the basic monthly contributions of the participants. This is the only plan open for joining by new participants.

Funded Benefit Plan (‘Plan A’): This plan includes all currently employed and assisted participants who opted to migrate from the Company’s previously sponsored defined benefit plan, and are entitled to a benefit proportional to those balances. For participants who are still working, this benefit has been deferred to the retirement date.

Cemig, Cemig GT and Cemig D also maintain, independently of the plans made available by Forluz, payments of part of the life insurance premium for the retirees, and contribute to a health plan and a dental plan for the active employees, retired employees and dependents, administered by Cemig Saúde.

Amortization of the actuarial obligations and recognition in the financial statements

In this Note the Company states its obligations and expenses incurred for purposes of the Retirement Plan, Health Plan, Dental Plan and the Life Insurance Plan in accordance with the terms of IAS 19—Employee Benefits, and the independent actuarial opinion issued as of December 31, 2017.

The Company have recognized an obligation for past actuarial deficits relating to the pension fund in the amount of R$ 721 on December 31, 2017 (R$ 787 on December 31, 2016). This amount has been recognized as an obligation payable by Cemig and its subsidiaries, and is being amortized by June 2024, through monthly installments calculated by the system of constant installments (known as the ‘Price’ table), and adjusted by the IPCA (Expanded National Customer Price) inflation index (published by the Brazilian Geography and Statistics Institute – IBGE) plus 6% per year. The Company is required to pay this debt even if Forluz has a surplus, the Company maintain recorded the debt in full, and record the effects of monetary updating and interest in finance income (expenses) in the Statement of income.

Agreement to cover the deficit on Forluz Pension Plan ‘A’

In May 2017 Forluz and the sponsors Cemig, Cemig GT and Cemig D signed an Instrument of Assumption of Debt for Coverage of Deficit in accordance with the deficit solution plan for Plan A (the Retirement Benefits Balances Plan) approved by the Governing Council of Forluz on December 15, 2016. On December 31, 2017 the total amount payable by Cemig and its subsidiaries Cemig D and Cemig GT as a result of the deficit found in Plan A is R$ 283 with monthly amortizations up to June 2031, calculated by the system of constant installments (known as the ‘Price Table’). Remuneratory interest applicable to the outstanding balance is 6% p.a., plus the effect of the IPCA (Expanded National Customer Price) index published by the IBGE.

In February 2018 the Board of Directors of Cemig authorized signature of a new Debt Assumption Instrument between Forluz and the sponsors Cemig, Cemig GT and Cemig D, in accordance with a plan for coverage of the deficit of Plan A of Forluz. The total amount to be paid by Cemig and its subsidiaries as a result of the deficit found in Plan A is R$ 99, through 167 monthly installments. Remuneratory interest applicable to the outstanding balance is 6% p.a., plus the effect of the IPCA (Expanded National Customer Price) index published by the IBGE. If the plan reaches actuarial surplus before the full period of amortization of the contract, The Company will not be required to pay the remaining installments and the contract will be extinguished.

Actuarial information

The actuarial information is as follows:

2017	Pension plans and retirement supplement plans	Health Plan	Dental Plan	Life insurance	Total
Present value of funded obligations	10,545	1,809	39	270	12,663
Fair value of plan assets	(8,546)	—	—	—	(8,546)

Initial net liabilities	1,999	1,809	39	270	4,117
Adjustment to asset ceiling	69	—	—	—	69

Net liabilities in the statement of financial position	2,068	1,809	39	270	4,186

2016	Pension plans and retirement supplement plans	Health Plan	Dental Plan	Life insurance	Total
Present value of funded obligations	9,743	1,711	38	814	12,306
Fair value of plan assets	(8,128)	—	—	—	(8,128)

Initial net liabilities	1,615	1,711	38	814	4,178

Adjustment to asset ceiling	64	—	—	—	64

Net liabilities in the statement of financial position	1,679	1,711	38	814	4,242

The asset ceiling is the present value of any economic benefits available in the form of restitutions coming from the plan or reductions in future contributions to the plan.

The present value of the liabilities of the pension plan is adjusted to the asset ceiling, which corresponds to the surplus result of Plan B, which has a specific destination allocation under the regulations of the National Private Pension Plans Council (CNPC).

The changes in the present value of the defined benefit obligation are as follows:

	Pension plans and retirement supplement plans	Health Plan	Dental Plan	Life insurance	Total
Defined-benefit obligation on December 31, 2014	8,124	1,120	32	680	9,956
Cost of current service	6	7	1	3	17
Interest on the actuarial obligation	934	135	3	81	1,153
Actuarial losses (gains):
Due to changes in demographic assumptions	8	43	1	(71)	(19)
Due to changes in financial assumptions	(822)	128	(1)	(122)	(817)
Due to adjustments based on experience	533	(33)	(4)	69	565
	(281)	138	(4)	(124)	(271)
Plan amendment—Past service	—	—	—	(74)	(74)
Benefits paid	(734)	(77)	(2)	(12)	(825)

Defined-benefit obligation on December 31, 2015	8,049	1,323	30	554	9,956
Cost of current service	5	9	—	3	17
Interest on the actuarial obligation	1,013	174	4	72	1,263
Actuarial losses (gains):
Due to changes in demographic assumptions	(1)	—	—	—	(1)
Due to changes in financial assumptions	1,253	391	9	175	1,828
Due to adjustments based on experience	231	(87)	(3)	21	162

	1,483	304	6	196	1,989

Benefits paid	(807)	(99)	(2)	(11)	(919)

Defined-benefit obligation on December 31, 2016	9,743	1,711	38	814	12,306

Cost of current service	5	11	—	3	19
Interest on the actuarial obligation	980	178	3	85	1,246
Actuarial losses (gains):
Due to changes in demographic assumptions	191	—	—	—	191
Due to changes in financial assumptions	414	66	2	55	537
Due to adjustments based on experience	53	(44)	(2)	(60)	(53)

	658	22	—	(5)	675

Plan amendment – Past service	—	—	—	(619)	(619)
Benefits paid	(841)	(113)	(2)	(8)	(964)

Defined-benefit obligation on December 31, 2017	10,545	1,809	39	270	12,663

The Company have made changes to life insurance, resulting in reduction of the capital insured of retirees by 20% at each 5-year interval, from aged 60, down to a minimum of 20%. These changes resulted in a reduction of R$ 619 in the post-retirement obligation reported on December 31, 2017, with counterpart in the Statement of income in 2017.

Changes in the fair values of the plan assets were as follows:

Pension plans and retirement supplement plans
Fair value at December 31, 2014	8,051
Real return on the investments	(730)
Contributions from the Employer	116
Benefits paid	(734)

Fair value of the plan assets at December 31, 2015	6,703
Real return on the investments	2,105
Contributions from the employer	127
Benefits paid	(807)

Fair value of the plan assets at December 31, 2016	8,128
Real return on the investments	1,100
Contributions from the employer	159
Benefits paid	(841)

Fair value of the plan assets at December 31, 2017	8,546

The amounts recognized in the 2017, 2016 and 2015 Statement of income are as follows:

2017	Pension plans and retirement supplement plans	Health Plan	Dental Plan	Life insurance	Total
Cost of current service	5	11	—	3	19
Interest on the actuarial obligation	980	178	3	85	1,246
Expected return on the assets of the Plan	(810)	—	—	—	(810)
Past service cost	—	—	—	(619)	(619)

Expense (recovery of expense) in 2017 according to actuarial calculation	175	189	3	(531)	(164)

2016	Pension plans and retirement supplement plans	Health Plan	Dental Plan	Life insurance	Total
Cost of current service	5	9	—	3	17
Interest on the actuarial obligation	1,014	173	4	72	1,263
Expected return on the assets of the Plan	(833)	—	—	—	(833)

Total expense in 2016 according to actuarial calculation	186	182	4	75	447

2015	Pension plans and retirement supplement plans	Health Plan	Dental Plan	Life insurance	Total
Cost of current service	6	7	1	3	17
Interest on the actuarial obligation	934	135	3	81	1,153
Expected return on the assets of the Plan	(933)	—	—	—	(933)
Past service cost	—	—	—	(74)	(74)

Expense as per actuarial opinion	7	142	4	10	163

Adjustment relating to debt to Forluz	122	—	—	—	122

Expense in 2015	129	142	4	10	285

Changes in net liabilities were as follows:

	Pension plans and retirement supplement plans	Health Plan	Dental Plan	Life insurance	Total
Net liabilities on December 31, 2014	798	1,120	33	680	2,631
Expense Recognized in Statement of income	129	142	4	84	359
Contributions paid	(116)	(77)	(3)	(12)	(208)
Plan amendment—Past service	—	—	—	(74)	(74)
Actuarial losses (gains)	535	138	(4)	(124)	545

Net liabilities on December 31, 2015	1,346	1,323	30	554	3,253
Expense recognized in Statement of income	187	182	4	75	448
Contributions paid	(128)	(99)	(2)	(11)	(240)
Actuarial losses (gains) ( * )	274	305	6	196	781

Net liabilities on December 31, 2016	1,679	1,711	38	814	4,242
Expense recognized in Statement of income	175	189	3	88	455
Contributions paid	(160)	(113)	(2)	(7)	(282)
Plan amendment – Past service	—	—	—	(619)	(619)
Actuarial losses (gains) ( * )	374	22	(1)	(5)	390

Net liabilities on December 31, 2017	2,068	1,809	38	271	4,186

				2017	2016
Current liabilities				232	199
Non-current liabilities				3,954	4,043

(*)	Recognized directly in Comprehensive income.

The amounts reported as ‘Expense recognized in the Statement of income’ refer to the costs of post-retirement obligations, totaling R$ 391 in 2017 (R$ 345 in 2016 and R$230 in 2015), plus the finance expenses and monetary updating on the debt with Forluz, in the amounts of R$ 65 in 2017, R$103 in 2016, and R$129 in 2015. Further, due to the alterations in the life insurance in 2017 and 2015, a recovery of expense, of R$ 619, was posted in the Statement of income in 2017 (R$74 in 2015).

The independent actuary’s estimation for the expense to be recognized for 2018 is as follows:

	Pension plans and retirement supplement plans	Health Plan	Dental Plan	Life insurance	Total
Cost of current service	3	10	—	2	15
Interest on the actuarial obligation	959	173	4	25	1,161
Expected return on the assets of the Plan	(771)	—	—	—	(771)

Total expense in 2018 as per actuarial opinion	191	183	4	27	405

The expectation for payment of benefits for 2018 is as follows:

	Pension plans and retirement supplement plans – Forluz	Health Plan	Dental Plan	Life insurance	Total
Estimate of payment of benefits	875	117	3	8	1,003

The Company Cemig GT and Cemig D have expectation of making contributions to the pension plan in 2018 of R$ 166 for amortization of the deficit of Plan A, and R$ 90 for the Defined Contribution Plan (recorded directly in the Statement of income for the year).

The average maturity periods of the obligations of the benefit plans, in years, are as follows:

Pension plans and retirement supplement plans		Health Plan	Dental Plan	Life insurance
Plan A	Plan B
9.28	11.55	13.68	13.68	11.55

The main categories of assets of the plan, as a percentage of the total of the plan’s assets, are as follows:

	2017	2016
Shares in Brazilian companies	6.63%	3.84%
Fixed income securities	74.12%	74.96%
Real estate property	8.05%	8.14%
Others	11.20%	13.06%

Total	100.00%	100.00%

The following assets of the pension plan, valued at fair value, are related to the Company:

	2017	2016
Non-convertible debentures issued by the Company and subsidiaries	363	397
Shares issued by the Company	10	7
Real estate properties of the Foundation, occupied by the Company and subsidiaries	725	710

	1,098	1,114

This table gives the main actuarial assumptions:

	2017	2016	2015
Annual discount rate for present value of the actuarial obligation	9.48%	10.50%	13.20%
Annual expected return on plan assets	9.48%	10.50%	13.20%
Long-term annual inflation rate	4.00%	4.50%	5.50%
Estimated future annual salary increases	6.08%	6.59%	7.61%
General mortality table	AT-2000 D10%	AT-2000	AT-2000
Disability table	Not adopted	Álvaro Vindas	Álvaro vindas
Disabled mortality table	AT 49	AT 49	AT 49

Below is a sensitivity analysis of the effects of changes in the main actuarial assumptions used to determine the defined-benefit obligation on December 31, 2017:

Effects on the defined-benefit obligation	Pension plans and retirement supplement plans	Health Plan	Dental Plan	Life insurance	Total
Reduction of one year in the mortality table	273	36	1	(16)	294
Increase of one year in the mortality table	—	—	—	15	15
Reduction of 1% in the discount rate	1,103	244	5	43	1,395

In the presentation of the sensitivity analysis, the present value of the defined-benefit obligation was calculated using the Unit Projected Credit method, the same method used to calculate the defined-benefit obligation recognized in the Statement of financial position. The Company has not made changes in the methods used to calculate its post-retirement obligations for the business years ended December 31, 2017 and 2016.